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                              WEITZ PARTNERS, INC.
                          ONE PACIFIC PLACE, SUITE 600
                              1125 SOUTH 103 STREET
                              OMAHA, NEBRASKA 68124


                                                                  April 28, 2000

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
450 Fifth Street, NW
Washington D.C. 20549

     RE:  WEITZ PARTNERS, INC.
          33 ACT REG NO. 33-66714
          40 ACT REG NO. 811-7918

Ladies and Gentlemen:

     On behalf of Weitz Partners, Inc. and in conjunction with the filing requirements of Rule 497(c), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after April 30, 2000, the effective date of the filing of Form N-1A of Weitz Partners, Inc. from the Prospectus and Statement of Additional Information included in such filing.

                                            Very truly yours,

                                            /s/ Mary K. Beerling

                                            Mary K. Beerling
                                            Vice President/General Counsel